Fair Value Measurement - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 14, 2013	Dec. 31, 2013 Senior Notes, 3.875% Due 2023 [Member]	Mar. 14, 2013 Senior Notes, 3.875% Due 2023 [Member]	Dec. 31, 2013 Senior Notes, 2.50% Due 2017 [Member]	Dec. 31, 2012 Senior Notes, 2.50% Due 2017 [Member]	Nov. 27, 2012 Senior Notes, 2.50% Due 2017 [Member]	Dec. 31, 2013 Senior Notes, 4.95% Due 2022 [Member]	Dec. 31, 2012 Senior Notes, 4.95% Due 2022 [Member]	Mar. 13, 2012 Senior Notes, 4.95% Due 2022 [Member]	Dec. 31, 2013 Senior Notes, 3.25% Due 2015 [Member]	Dec. 31, 2012 Senior Notes, 3.25% Due 2015 [Member]	Sep. 30, 2010 Senior Notes, 3.25% Due 2015 [Member]	Dec. 31, 2012 Credit Agreement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of outstanding balances													$ 525
Senior notes interest rate percentage	3.875%	3.875%	3.875%	2.50%		2.50%	4.95%		4.95%	3.25%		3.25%
Debt Instrument, Carrying Amount		494		497	500		349	350		250	250
Debt Instrument, Fair Value		$ 461		$ 500			$ 354	$ 374		$ 258	$ 259